Cover	9 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	ALLURE WORLDWIDE, INC.
Entity Central Index Key	0001792941
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-2054746
Entity Address Address Line 1	13155 Noel Road
Entity Address Address Line 2	Suite 900
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75240
City Area Code	214
Local Phone Number	427-1921